Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005558 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005558 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005558 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005558 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005558 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005558 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000005558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005558 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000005558 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005558 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005558 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005558 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005558 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005558 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005558 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005558 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005558 | Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000117193 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117193 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117193 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117193 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000117193 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000117193 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000117193 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117193 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000117193 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000117193 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117193 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117193 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117193 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000117193 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117193 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117193 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117193 | Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000177208 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177208 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000177208 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000177208 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000177208 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000177208 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000177208 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177208 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000177208 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000177208 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177208 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177208 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177208 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177208 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177208 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177208 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177208 | Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%